Shareholders’ equity - Schedule of Changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€) shares
Senior Management And Other Employee 2022-2024 PSU
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	1,140,546
CEO 2022-2024 PSUs
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	368,943
Non Executive Directors
Disclosure of reserves within equity [line items]
Number of shares issued, end of period (in shares)	76,400
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period | €	€ 9,154
At end of period | €	9,154
Share premium
Disclosure of reserves within equity [line items]
At beginning of period | €	782,587
At end of period | €	€ 782,587
Outstanding ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	252,503,479
Ordinary shares assigned (held) under share-based payments (in shares)	1,585,889
Number of shares issued, end of period (in shares)	254,089,368
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	50,201,247
Ordinary shares assigned (held) under share-based payments (in shares)	1,585,889
Number of shares issued, end of period (in shares)	48,615,358
Total ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	302,704,726
Number of shares issued, end of period (in shares)	302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)	154,981,350
Number of shares issued, end of period (in shares)	154,981,350